Consolidated and Combined Carve-Out Statements of Cash Flows (Parenthetical) (Parentheticals) (USD $) In Thousands, unless otherwise specified	Feb. 07, 2013
Statement of Cash Flows (Parenthetical) [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	$ 89,500